Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 4,677		$ 4,996
Work in progress	803		2,538
Finished products	3,802	[1]	2,887	[1]
Inventories	9,282		10,421
Inventory held by customers	$ 74		$ 113

[1]	Includes inventory held by customers in the amount of $ 113 and $ 74 as of Decemeber 31, 2011 and 2012, respectively.